UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-121

Name of Registrant: Vanguard Wellington Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30th

Date of reporting period: February 28th, 2011

Item 1: Schedule of Investments

Vanguard Wellington Fund

Schedule of Investments
As of February 28, 2011

		Market
		Value
	Shares	($000)
Common Stocks (66.9%)
Consumer Discretionary (6.1%)
Comcast Corp. Class A	24,202,400	623,454
News Corp. Class A	26,989,500	468,808
Staples Inc.	20,596,600	438,707
Time Warner Inc.	8,491,000	324,356
Johnson Controls Inc.	7,532,600	307,330
Honda Motor Co. Ltd. ADR	5,451,500	238,176
* Ford Motor Co.	15,767,260	237,297
Target Corp.	4,292,400	225,566
Lowe's Cos. Inc.	8,336,400	218,164
Home Depot Inc.	5,687,800	213,122
* Daimler AG	1,357,280	95,918
Omnicom Group Inc.	1,582,300	80,539
		3,471,437
Consumer Staples (4.2%)
Philip Morris International Inc.	8,086,600	507,677
PepsiCo Inc.	7,504,900	475,961
Procter & Gamble Co.	6,441,775	406,154
CVS Caremark Corp.	7,444,100	246,102
Unilever NV	8,035,000	242,978
Coca-Cola Co.	3,547,600	226,763
Nestle SA ADR	3,472,100	196,712
Colgate-Palmolive Co.	1,398,300	109,794
		2,412,141
Energy (10.0%)
Exxon Mobil Corp.	17,533,064	1,499,603
Chevron Corp.	11,435,300	1,186,412
Anadarko Petroleum Corp.	7,504,300	614,077
Baker Hughes Inc.	6,169,200	438,322
Total SA ADR	6,604,300	404,844
Encana Corp.	7,166,704	233,205
Cenovus Energy Inc.	5,960,604	231,927
Marathon Oil Corp.	4,007,600	198,777
BG Group plc	8,017,154	195,225
Occidental Petroleum Corp.	1,857,500	189,409
BP plc ADR	3,271,300	158,560
Petroleo Brasileiro SA ADR	3,232,600	128,754
ConocoPhillips	1,377,363	107,255
Schlumberger Ltd.	872,200	81,481
		5,667,851
Financials (12.3%)
Wells Fargo & Co.	34,023,517	1,097,599
JPMorgan Chase & Co.	19,408,376	906,177
MetLife Inc.	13,003,905	615,865
Bank of America Corp.	34,935,200	499,224
ACE Ltd.	7,331,300	463,705
* UBS AG	22,246,834	441,599
PNC Financial Services Group Inc.	6,924,600	427,248
Barclays plc	59,098,105	306,702

US Bancorp	9,990,600	277,039
Chubb Corp.	4,232,100	256,804
BlackRock Inc.	1,070,600	218,392
Goldman Sachs Group Inc.	1,325,900	217,156
Standard Chartered plc	7,409,565	195,977
Hartford Financial Services Group Inc.	6,275,332	185,750
Mitsubishi UFJ Financial Group Inc.	29,809,900	165,594
HSBC Holdings plc ADR	2,988,600	164,642
Morgan Stanley	4,979,000	147,777
Marsh & McLennan Cos. Inc.	4,845,300	147,491
Prudential Financial Inc.	2,055,900	135,340
State Street Corp.	2,700,627	120,772
		6,990,853
Health Care (9.3%)
Pfizer Inc.	50,606,141	973,662
Merck & Co. Inc.	18,730,452	610,051
Eli Lilly & Co.	17,237,300	595,721
Johnson & Johnson	9,085,800	558,232
Medtronic Inc.	12,602,200	503,080
^ AstraZeneca plc ADR	9,120,900	448,475
Cardinal Health Inc.	8,850,900	368,551
Teva Pharmaceutical Industries Ltd. ADR	6,260,700	313,661
Bristol-Myers Squibb Co.	11,991,100	309,490
UnitedHealth Group Inc.	6,161,100	262,340
* Celgene Corp.	3,447,800	183,078
* Gilead Sciences Inc.	4,001,100	155,963
		5,282,304
Industrials (8.0%)
General Electric Co.	28,172,600	589,371
Siemens AG	3,442,635	465,464
Deere & Co.	4,844,800	436,759
United Parcel Service Inc. Class B	5,760,900	425,154
Waste Management Inc.	9,450,800	350,247
FedEx Corp.	3,845,400	346,163
Northrop Grumman Corp.	4,923,500	328,299
General Dynamics Corp.	3,808,900	289,933
Canadian National Railway Co.	3,688,400	270,249
Honeywell International Inc.	4,308,300	249,494
Illinois Tool Works Inc.	4,168,800	225,532
Schneider Electric SA	1,354,682	224,381
Raytheon Co.	4,102,300	210,079
Lockheed Martin Corp.	1,635,500	129,466
		4,540,591
Information Technology (9.3%)
International Business Machines Corp.	7,002,100	1,133,500
Microsoft Corp.	22,872,600	607,954
Accenture plc Class A	9,281,300	477,801
QUALCOMM Inc.	7,644,800	455,477
Texas Instruments Inc.	11,641,800	414,565
* Cisco Systems Inc.	19,101,700	354,528
Automatic Data Processing Inc.	7,057,400	352,870
Hewlett-Packard Co.	7,121,500	310,711
* eBay Inc.	9,228,600	309,204
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	24,428,285	300,224
Oracle Corp.	7,512,900	247,174
Corning Inc.	9,342,900	215,447

*	SAP AG ADR			1,776,000	107,270
					5,286,725
Materials (2.9%)
	BASF SE			4,399,514	366,833
	Rio Tinto plc			4,566,420	321,557
	Air Products & Chemicals Inc.			2,834,500	260,774
	Dow Chemical Co.			6,827,900	253,725
	Syngenta AG ADR			2,817,500	189,674
*	Kinross Gold Corp.			7,119,600	112,917
*,^ CRH plc ADR				4,885,500	112,708
					1,618,188
Telecommunication Services (2.2%)
	AT&T Inc.			44,859,885	1,273,123

Utilities (2.6%)
	Dominion Resources Inc.			9,920,200	452,658
	NextEra Energy Inc.			7,154,800	396,877
	Exelon Corp.			8,251,774	344,594
	PG&E Corp.			5,552,600	255,753
					1,449,882
Total Common Stocks (Cost $27,870,758)					37,993,095
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (3.4%)
U.S. Government Securities (0.8%)
	United States Treasury Note/Bond	0.875%	4/30/11	26,720	26,749
	United States Treasury Note/Bond	0.625%	12/31/12	220,970	220,970
	United States Treasury Note/Bond	2.750%	2/15/19	52,000	50,960
	United States Treasury Note/Bond	3.500%	5/15/20	152,750	155,208
					453,887
Agency Bonds and Notes (0.6%)
1	Bank of America Corp.	3.125%	6/15/12	50,000	51,704
1	General Electric Capital Corp.	2.000%	9/28/12	48,985	50,056
1	HSBC USA Inc.	3.125%	12/16/11	50,000	51,094
1	John Deere Capital Corp.	2.875%	6/19/12	50,000	51,604
1	KeyBank NA	3.200%	6/15/12	25,000	25,886
1	Morgan Stanley	3.250%	12/1/11	25,000	25,535
1	PNC Funding Corp.	2.300%	6/22/12	13,590	13,918
	Residual Funding Corp. Principal Strip	0.000%	7/15/20	20,000	13,976
1	SunTrust Bank	3.000%	11/16/11	25,000	25,466
1	Wells Fargo & Co.	3.000%	12/9/11	19,000	19,387
					328,626
Conventional Mortgage-Backed Securities (2.0%)
[2,3] Fannie Mae Pool		3.500%	7/1/20–3/1/26	393,185	394,214
[2,3] Freddie Mac Gold Pool		4.000%	3/1/41	786,000	773,723
3	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	7,826	9,078
3	Ginnie Mae I Pool	8.000%	6/15/17	34	39
					1,177,054
Total U.S. Government and Agency Obligations (Cost $1,939,734)					1,959,567
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
3	Ally Auto Receivables Trust	1.350%	12/15/15	12,550	12,285
3	Ally Master Owner Trust	2.150%	1/15/16	48,866	48,856
[3,4] Avis Budget Rental Car Funding AESOP LLC		2.090%	4/20/15	56,275	55,908
[3,4] Avis Budget Rental Car Funding AESOP LLC		3.150%	3/20/17	12,000	11,979

3	CNH Equipment Trust	5.170%	10/15/14	23,880	24,941
3	Credit Suisse First Boston Mortgage
	Securities Corp.	5.183%	11/15/36	6,040	6,323
[3,5] Ford Credit Floorplan Master Owner Trust		2.120%	2/15/16	25,390	25,456
[3,4] Ford Credit Floorplan Master Owner Trust		4.200%	2/15/17	11,547	12,267
[3,4] Marriott Vacation Club Owner Trust		5.362%	10/20/28	3,562	3,678
3	Morgan Stanley Dean Witter Capital I	5.080%	9/15/37	22,025	23,002
[3,4] Santander Drive Auto Receivables Trust		1.010%	7/15/13	30,750	30,793
[3,4] Santander Drive Auto Receivables Trust		1.370%	8/15/13	37,802	37,930
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $293,491)					293,418
Corporate Bonds (22.6%)
Finance (10.7%)
	Banking (7.3%)
	American Express Bank FSB	5.550%	10/17/12	50,000	53,251
	American Express Bank FSB	5.500%	4/16/13	15,000	16,140
	American Express Credit Corp.	5.875%	5/2/13	44,000	47,731
	American Express Credit Corp.	2.750%	9/15/15	5,000	4,913
4	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	35,000	35,887
4	ANZ National International Ltd.	2.375%	12/21/12	17,425	17,678
4	ANZ National International Ltd.	6.200%	7/19/13	18,960	20,815
	BAC Capital Trust VI	5.625%	3/8/35	96,180	82,114
	Bank of America Corp.	5.750%	12/1/17	30,000	31,919
	Bank of America NA	5.300%	3/15/17	68,000	70,831
	Bank of America NA	6.000%	10/15/36	30,000	28,854
	Bank of New York Mellon Corp.	5.125%	11/1/11	44,000	45,208
	Bank of New York Mellon Corp.	4.950%	11/1/12	30,000	32,020
	Bank of New York Mellon Corp.	4.950%	3/15/15	58,655	63,586
	Bank of Nova Scotia	3.400%	1/22/15	82,000	84,703
	Barclays Bank plc	2.375%	1/13/14	53,000	53,382
	Barclays Bank plc	5.000%	9/22/16	15,570	16,574
[3,4] Barclays Bank plc		5.926%	12/15/49	51,000	46,793
	BB&T Corp.	3.200%	3/15/16	29,361	29,320
	BB&T Corp.	4.900%	6/30/17	8,045	8,353
	BB&T Corp.	5.250%	11/1/19	8,000	8,273
	Bear Stearns Cos. LLC	6.400%	10/2/17	8,765	9,910
	Bear Stearns Cos. LLC	7.250%	2/1/18	16,385	19,223
	BNY Mellon NA	4.750%	12/15/14	4,750	5,145
	Canadian Imperial Bank of Commerce	2.350%	12/11/15	56,000	54,455
	Capital One Bank USA NA	6.500%	6/13/13	20,705	22,615
	Capital One Financial Corp.	5.250%	2/21/17	3,580	3,793
	Citigroup Inc.	5.300%	10/17/12	50,000	52,902
	Citigroup Inc.	4.587%	12/15/15	23,975	24,915
	Citigroup Inc.	5.850%	8/2/16	30,000	32,747
	Citigroup Inc.	6.125%	11/21/17	64,960	71,240
	Citigroup Inc.	8.500%	5/22/19	34,000	42,161
	Citigroup Inc.	6.625%	6/15/32	45,000	45,995
	Citigroup Inc.	6.125%	8/25/36	30,000	28,494
	Citigroup Inc.	8.125%	7/15/39	8,325	10,449
4	Commonwealth Bank of Australia	3.750%	10/15/14	22,650	23,572
4	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA/Netherlands	3.200%	3/11/15	52,000	52,778
4	Credit Agricole SA	3.500%	4/13/15	50,000	49,689
	Credit Suisse	5.000%	5/15/13	87,750	94,078
	Credit Suisse	2.200%	1/14/14	41,000	41,117
	Credit Suisse	5.500%	5/1/14	30,000	32,962
	Credit Suisse AG	5.400%	1/14/20	40,000	40,184

Credit Suisse USA Inc.	6.500%	1/15/12	15,000	15,770
Deutsche Bank AG	5.375%	10/12/12	41,245	43,940
Deutsche Bank Financial LLC	5.375%	3/2/15	59,215	62,725
Golden West Financial Corp.	4.750%	10/1/12	10,000	10,529
Goldman Sachs Group Inc.	6.000%	5/1/14	40,000	44,208
Goldman Sachs Group Inc.	5.350%	1/15/16	70,000	75,246
Goldman Sachs Group Inc.	5.625%	1/15/17	40,000	42,225
Goldman Sachs Group Inc.	5.950%	1/18/18	44,000	47,402
Goldman Sachs Group Inc.	6.450%	5/1/36	50,000	49,432
Goldman Sachs Group Inc.	6.750%	10/1/37	43,995	45,083
Goldman Sachs Group Inc.	6.250%	2/1/41	35,320	36,082
4 HBOS plc	6.000%	11/1/33	80,500	59,750
4 HSBC Bank plc	2.000%	1/19/14	38,000	37,911
4 HSBC Bank plc	3.500%	6/28/15	17,937	18,251
4 HSBC Bank plc	4.750%	1/19/21	62,040	61,756
HSBC Bank USA NA	4.625%	4/1/14	19,710	20,975
HSBC Holdings plc	6.500%	5/2/36	25,000	25,715
4 ING Bank NV	2.650%	1/14/13	40,000	40,357
4 ING Bank NV	2.000%	10/18/13	40,000	39,357
JPMorgan Chase & Co.	4.650%	6/1/14	30,000	32,098
JPMorgan Chase & Co.	5.125%	9/15/14	50,000	53,860
JPMorgan Chase & Co.	3.700%	1/20/15	46,000	47,436
JPMorgan Chase & Co.	5.250%	5/1/15	40,000	42,969
JPMorgan Chase & Co.	6.000%	1/15/18	57,000	63,266
JPMorgan Chase & Co.	6.300%	4/23/19	10,340	11,623
JPMorgan Chase & Co.	4.950%	3/25/20	55,000	56,317
3 JPMorgan Chase & Co.	7.900%	12/29/49	31,521	34,043
Mellon Funding Corp.	5.000%	12/1/14	30,000	32,635
Merrill Lynch & Co. Inc.	6.050%	5/16/16	70,000	74,264
Merrill Lynch & Co. Inc.	6.400%	8/28/17	23,000	25,342
Merrill Lynch & Co. Inc.	6.875%	4/25/18	40,000	44,933
Merrill Lynch & Co. Inc.	6.220%	9/15/26	25,000	25,119
Morgan Stanley	6.750%	10/15/13	25,775	28,625
Morgan Stanley	7.070%	2/10/14	17,500	18,791
Morgan Stanley	4.750%	4/1/14	70,000	72,995
Morgan Stanley	6.000%	5/13/14	20,000	21,869
Morgan Stanley	6.000%	4/28/15	44,000	48,083
Morgan Stanley	5.450%	1/9/17	70,000	73,552
Morgan Stanley	5.750%	1/25/21	40,825	41,802
Morgan Stanley	6.250%	8/9/26	20,000	21,009
National City Bank of Pennsylvania	7.250%	10/21/11	20,000	20,754
National City Corp.	6.875%	5/15/19	13,950	16,103
4 Nordea Bank AB	2.125%	1/14/14	39,500	39,327
4 Nordea Bank AB	3.700%	11/13/14	22,880	23,732
Northern Trust Co.	4.600%	2/1/13	5,925	6,306
Northern Trust Corp.	5.300%	8/29/11	1,320	1,350
Northern Trust Corp.	5.200%	11/9/12	34,940	37,451
Northern Trust Corp.	3.450%	11/4/20	9,000	8,583
4 Oversea-Chinese Banking Corp. Ltd.	7.750%	9/6/11	14,805	15,294
Paribas	6.950%	7/22/13	40,000	44,040
PNC Bank NA	4.875%	9/21/17	50,000	52,486
3 PNC Financial Services Group Inc.	8.250%	5/31/49	44,000	47,080
Royal Bank of Scotland Group plc	5.000%	10/1/14	3,345	3,309
Royal Bank of Scotland Group plc	4.700%	7/3/18	10,000	8,539
4 Standard Chartered plc	3.850%	4/27/15	14,990	15,363
State Street Corp.	5.375%	4/30/17	76,315	83,016
4 Svenska Handelsbanken AB	4.875%	6/10/14	56,000	59,669
UBS AG	3.875%	1/15/15	50,000	51,393

	UBS AG	5.875%	7/15/16	50,000	53,899
	US Bancorp	2.875%	11/20/14	32,000	32,692
	US Bank NA	6.300%	2/4/14	30,000	33,444
	Wachovia Bank NA	6.600%	1/15/38	60,000	67,538
	Wachovia Corp.	5.500%	5/1/13	35,000	37,850
	Wachovia Corp.	5.250%	8/1/14	2,900	3,126
	Wells Fargo & Co.	5.125%	9/1/12	10,000	10,543
	Wells Fargo & Co.	5.250%	10/23/12	50,000	53,202
	Wells Fargo & Co.	4.625%	4/15/14	15,000	15,873
	Wells Fargo & Co.	3.750%	10/1/14	28,000	29,255
	Wells Fargo & Co.	3.625%	4/15/15	2,200	2,278
	Wells Fargo & Co.	3.676%	6/15/16	19,000	19,313
	Wells Fargo & Co.	5.125%	9/15/16	25,000	26,775
	Wells Fargo & Co.	5.625%	12/11/17	31,150	34,439
	Wells Fargo Financial Inc.	5.500%	8/1/12	20,000	21,229

	Brokerage (0.1%)
	Ameriprise Financial Inc.	5.300%	3/15/20	11,590	12,300
	Charles Schwab Corp.	4.950%	6/1/14	14,750	16,136

	Finance Companies (0.6%)
	General Electric Capital Corp.	5.450%	1/15/13	31,585	33,929
	General Electric Capital Corp.	5.400%	2/15/17	20,000	21,780
	General Electric Capital Corp.	5.625%	9/15/17	20,000	21,883
	General Electric Capital Corp.	4.625%	1/7/21	117,000	116,145
	General Electric Capital Corp.	5.300%	2/11/21	11,350	11,598
	General Electric Capital Corp.	6.750%	3/15/32	30,000	33,508
	General Electric Capital Corp.	6.150%	8/7/37	37,800	38,994
	HSBC Finance Corp.	6.375%	10/15/11	75,000	77,595
[3,4] US Trade Funding Corp.		4.260%	11/15/14	9,596	10,095

	Insurance (2.1%)
	ACE Capital Trust II	9.700%	4/1/30	20,000	25,015
	ACE INA Holdings Inc.	2.600%	11/23/15	11,000	10,815
	ACE INA Holdings Inc.	5.800%	3/15/18	40,360	44,598
	Aetna Inc.	6.500%	9/15/18	11,460	13,212
4	AIG SunAmerica Global Financing VI	6.300%	5/10/11	60,000	60,675
	Allstate Corp.	5.000%	8/15/14	10,000	10,955
3	Allstate Corp.	6.125%	5/15/37	30,000	30,705
3	Allstate Corp.	6.500%	5/15/57	20,000	20,503
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	50,000	54,177
	Chubb Corp.	6.000%	5/11/37	50,000	53,429
	Cincinnati Financial Corp.	6.920%	5/15/28	20,000	21,284
4	Farmers Exchange Capital	7.050%	7/15/28	25,000	24,870
	Genworth Global Funding Trusts	5.125%	3/15/11	47,825	47,894
	Genworth Global Funding Trusts	5.750%	5/15/13	25,000	26,696
	Hartford Financial Services Group Inc.	4.625%	7/15/13	9,000	9,435
	Hartford Financial Services Group Inc.	4.750%	3/1/14	15,000	15,675
	Hartford Financial Services Group Inc.	6.000%	1/15/19	44,000	46,924
4	Jackson National Life Insurance Co.	8.150%	3/15/27	39,480	43,805
^,4 Liberty Mutual Insurance Co.		7.875%	10/15/26	31,210	32,708
4	MassMutual Global Funding II	2.875%	4/21/14	11,390	11,730
	Mercury General Corp.	7.250%	8/15/11	20,000	20,462
4	Metropolitan Life Global Funding I	5.125%	11/9/11	30,000	30,907
4	Metropolitan Life Global Funding I	5.125%	6/10/14	20,000	21,793
4	Metropolitan Life Insurance Co.	7.700%	11/1/15	51,000	60,125
4	New York Life Global Funding	5.250%	10/16/12	20,720	22,163
4	New York Life Insurance Co.	5.875%	5/15/33	55,395	58,021

Principal Life Income Funding Trusts	5.125%	3/1/11	42,935	42,953
Prudential Financial Inc.	5.800%	6/15/12	8,520	9,005
Prudential Financial Inc.	5.150%	1/15/13	14,115	15,004
Prudential Financial Inc.	4.750%	4/1/14	28,700	30,466
Prudential Financial Inc.	5.100%	9/20/14	10,000	10,819
Prudential Financial Inc.	4.500%	11/15/20	34,365	33,917
4 TIAA Global Markets Inc.	5.125%	10/10/12	46,100	49,056
Torchmark Corp.	7.875%	5/15/23	45,000	49,838
Travelers Cos. Inc.	5.800%	5/15/18	32,500	35,981
UnitedHealth Group Inc.	6.000%	6/15/17	9,500	10,660
UnitedHealth Group Inc.	6.000%	2/15/18	26,300	29,637
UnitedHealth Group Inc.	3.875%	10/15/20	27,960	26,823
WellPoint Inc.	4.350%	8/15/20	10,000	9,986

Other Finance (0.1%)
NYSE Euronext	4.800%	6/28/13	52,025	55,864

Real Estate Investment Trusts (0.5%)
Duke Realty LP	5.950%	2/15/17	3,075	3,293
Duke Realty LP	6.500%	1/15/18	11,850	13,083
HCP Inc.	3.750%	2/1/16	7,950	8,016
Realty Income Corp.	6.750%	8/15/19	21,075	24,236
Simon Property Group LP	5.100%	6/15/15	50,000	54,622
Simon Property Group LP	6.100%	5/1/16	49,050	55,308
Simon Property Group LP	6.125%	5/30/18	10,000	11,218
4 WCI Finance LLC / WEA Finance LLC	5.700%	10/1/16	64,150	70,040
4 WEA Finance LLC	7.125%	4/15/18	34,000	39,453
				6,081,182
Industrial (9.4%)
Basic Industry (0.3%)
Agrium Inc.	6.125%	1/15/41	8,560	8,899
ArcelorMittal	6.750%	3/1/41	22,515	22,330
BHP Billiton Finance USA Ltd.	4.800%	4/15/13	15,000	16,119
BHP Billiton Finance USA Ltd.	7.250%	3/1/16	15,000	17,933
EI du Pont de Nemours & Co.	4.750%	11/15/12	17,560	18,689
3 Pacific Beacon LLC	5.379%	7/15/26	9,000	9,167
PPG Industries Inc.	6.875%	2/15/12	9,355	9,855
Rio Tinto Alcan Inc.	7.250%	3/15/31	21,273	24,894
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	37,000	42,803
3 Rohm and Haas Holdings Ltd.	9.800%	4/15/20	7,125	8,305

Capital Goods (0.9%)
3M Co.	6.375%	2/15/28	30,000	34,283
Boeing Co.	8.625%	11/15/31	9,460	12,717
Caterpillar Financial Services Corp.	2.000%	4/5/13	21,175	21,498
Caterpillar Financial Services Corp.	6.200%	9/30/13	9,000	10,062
Caterpillar Inc.	7.300%	5/1/31	10,000	12,831
Deere & Co.	7.125%	3/3/31	17,500	22,024
General Dynamics Corp.	4.250%	5/15/13	40,000	42,633
General Electric Co.	5.250%	12/6/17	41,685	45,733
John Deere Capital Corp.	5.350%	1/17/12	40,000	41,704
John Deere Capital Corp.	5.100%	1/15/13	40,000	43,019
Raytheon Co.	1.625%	10/15/15	35,210	33,656
4 Siemens Financieringsmaatschappij NV	5.750%	10/17/16	89,650	101,403
United Technologies Corp.	7.500%	9/15/29	19,230	24,569
United Technologies Corp.	6.050%	6/1/36	20,325	22,474

United Technologies Corp.	6.125%	7/15/38	45,000	50,498

Communication (1.6%)
AT&T Inc.	5.100%	9/15/14	40,160	44,218
AT&T Inc.	5.600%	5/15/18	44,000	48,615
AT&T Inc.	6.450%	6/15/34	73,115	76,679
AT&T Inc.	6.800%	5/15/36	11,305	12,384
AT&T Inc.	6.500%	9/1/37	9,675	10,239
BellSouth Corp.	6.000%	10/15/11	25,000	25,843
BellSouth Corp.	5.200%	9/15/14	20,000	22,017
BellSouth Corp.	6.550%	6/15/34	32,225	34,029
BellSouth Corp.	6.000%	11/15/34	11,995	11,925
BellSouth Telecommunications Inc.	7.000%	12/1/95	27,600	28,590
CBS Corp.	4.300%	2/15/21	12,930	12,185
Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	28,000	30,926
Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	21,000	27,186
Comcast Corp.	5.700%	5/15/18	20,000	21,881
DIRECTV Holdings LLC	5.200%	3/15/20	20,000	20,487
Discovery Communications LLC	5.625%	8/15/19	10,635	11,551
Discovery Communications LLC	5.050%	6/1/20	8,365	8,752
France Telecom SA	4.375%	7/8/14	16,800	18,077
Grupo Televisa SA	6.625%	1/15/40	25,090	26,305
4 NBCUniversal Media LLC	4.375%	4/1/21	19,000	18,415
^ News America Inc.	5.650%	8/15/20	14,505	15,914
4 News America Inc.	6.150%	2/15/41	33,265	33,465
Telefonica Emisiones SAU	3.992%	2/16/16	34,790	34,848
Time Warner Cable Inc.	5.850%	5/1/17	34,980	38,548
Time Warner Cable Inc.	6.750%	6/15/39	29,985	31,524
Verizon Communications Inc.	4.350%	2/15/13	15,530	16,481
Verizon Communications Inc.	5.500%	4/1/17	25,000	27,619
Verizon Communications Inc.	5.850%	9/15/35	49,525	49,743
Verizon Communications Inc.	6.900%	4/15/38	9,710	11,007
Verizon Global Funding Corp.	6.875%	6/15/12	10,000	10,756
Verizon Global Funding Corp.	4.375%	6/1/13	10,000	10,693
Verizon Global Funding Corp.	7.750%	12/1/30	56,410	68,811
Verizon Maryland Inc.	7.150%	5/1/23	10,000	10,754
Vodafone Group plc	5.000%	12/16/13	10,000	10,878
Vodafone Group plc	5.375%	1/30/15	40,000	43,916

Consumer Cyclical (1.4%)
4 American Honda Finance Corp.	4.625%	4/2/13	50,000	53,201
CVS Caremark Corp.	4.875%	9/15/14	35,000	38,008
CVS Caremark Corp.	5.750%	6/1/17	16,285	18,066
Daimler Finance North America LLC	6.500%	11/15/13	49,855	56,020
Daimler Finance North America LLC	8.500%	1/18/31	33,000	43,684
Home Depot Inc.	3.950%	9/15/20	16,000	15,734
Johnson Controls Inc.	7.125%	7/15/17	36,300	41,920
Lowe's Cos. Inc.	6.875%	2/15/28	5,790	6,906
Lowe's Cos. Inc.	6.500%	3/15/29	39,900	44,642
Lowe's Cos. Inc.	5.500%	10/15/35	20,000	20,253
Lowe's Cos. Inc.	6.650%	9/15/37	25,905	29,934
Staples Inc.	9.750%	1/15/14	25,220	30,453
Target Corp.	5.875%	3/1/12	40,000	42,149
Target Corp.	5.125%	1/15/13	24,025	25,865
Target Corp.	5.875%	7/15/16	20,000	23,015
Time Warner Cos. Inc.	7.570%	2/1/24	20,000	23,969

Time Warner Cos. Inc.	6.950%	1/15/28	20,000	22,209
Time Warner Inc.	4.875%	3/15/20	14,000	14,383
Toyota Motor Credit Corp.	2.800%	1/11/16	42,517	42,797
Viacom Inc.	6.125%	10/5/17	7,500	8,486
Wal-Mart Stores Inc.	3.250%	10/25/20	25,754	24,106
Walt Disney Co.	6.375%	3/1/12	20,000	21,146
Walt Disney Co.	4.700%	12/1/12	33,500	35,723
Walt Disney Co.	5.625%	9/15/16	30,000	34,239
Western Union Co.	5.930%	10/1/16	60,000	67,016

Consumer Noncyclical (3.0%)
Abbott Laboratories	4.350%	3/15/14	30,500	32,726
Altria Group Inc.	4.125%	9/11/15	10,000	10,413
Amgen Inc.	4.500%	3/15/20	6,625	6,804
Anheuser-Busch Cos. Inc.	5.000%	3/1/19	15,000	15,893
Anheuser-Busch Cos. Inc.	6.500%	1/1/28	19,550	21,595
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	9,830	10,656
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	36,000	35,932
AstraZeneca plc	6.450%	9/15/37	48,385	55,716
Baxter International Inc.	5.900%	9/1/16	12,498	14,447
4 Cargill Inc.	5.200%	1/22/13	36,000	38,637
4 Cargill Inc.	4.375%	6/1/13	20,400	21,676
4 Cargill Inc.	6.000%	11/27/17	25,000	28,165
4 Cargill Inc.	6.875%	5/1/28	19,355	22,318
4 Cargill Inc.	6.125%	4/19/34	28,980	30,798
Coca-Cola Co.	5.350%	11/15/17	85,000	96,394
Coca-Cola Enterprises Inc.	3.500%	9/15/20	5,000	4,747
Coca-Cola Enterprises Inc.	4.500%	9/1/21	8,430	8,523
Coca-Cola HBC Finance BV	5.125%	9/17/13	43,000	46,129
Coca-Cola HBC Finance BV	5.500%	9/17/15	17,440	19,003
Coca-Cola Refreshments USA Inc.	7.000%	10/1/26	10,075	12,401
Colgate-Palmolive Co.	7.600%	5/19/25	13,920	17,622
Diageo Capital plc	5.200%	1/30/13	50,590	54,448
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	10,125	10,072
Eli Lilly & Co.	6.000%	3/15/12	45,000	47,568
Express Scripts Inc.	6.250%	6/15/14	14,670	16,386
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	35,000	37,814
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	35,000	37,737
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	45,000	45,433
Hershey Co.	4.850%	8/15/15	9,620	10,454
Johnson & Johnson	5.150%	7/15/18	14,800	16,662
Kellogg Co.	4.000%	12/15/20	57,000	55,786
Kimberly-Clark Corp.	4.875%	8/15/15	30,000	32,960
Kraft Foods Inc.	5.375%	2/10/20	24,000	25,498
McKesson Corp.	3.250%	3/1/16	6,650	6,694
Medtronic Inc.	4.750%	9/15/15	20,000	21,929
Merck & Co. Inc.	5.125%	11/15/11	69,000	71,280
Merck & Co. Inc.	5.300%	12/1/13	39,000	43,120
Merck & Co. Inc.	6.550%	9/15/37	10,000	11,840
PepsiCo Inc.	5.150%	5/15/12	50,000	52,649
PepsiCo Inc.	3.100%	1/15/15	48,000	49,888
PepsiCo Inc.	7.000%	3/1/29	10,000	12,279
Pfizer Inc.	5.350%	3/15/15	33,000	36,914
Philip Morris International Inc.	4.500%	3/26/20	8,250	8,502
3 Procter & Gamble - Esop	9.360%	1/1/21	49,226	62,409
4 Roche Holdings Inc.	6.000%	3/1/19	14,250	16,269
4 SABMiller plc	6.500%	7/1/16	50,000	57,508
St. Jude Medical Inc.	2.500%	1/15/16	24,840	24,484

4 Tesco plc	5.500%	11/15/17	50,000	56,228
Thermo Fisher Scientific Inc.	2.050%	2/21/14	7,391	7,473
Thermo Fisher Scientific Inc.	3.250%	11/20/14	9,385	9,661
Thermo Fisher Scientific Inc.	3.200%	5/1/15	10,355	10,600
Thermo Fisher Scientific Inc.	3.200%	3/1/16	11,405	11,565
Unilever Capital Corp.	4.250%	2/10/21	147,485	149,417
Zeneca Wilmington Inc.	7.000%	11/15/23	29,000	35,579

Energy (0.7%)
	4.100%	2/1/21	39,240	38,816
Apache Finance Canada Corp.	7.750%	12/15/29	19,910	24,838
BP Capital Markets plc	3.125%	10/1/15	16,000	16,199
BP Capital Markets plc	4.750%	3/10/19	27,215	28,474
BP Capital Markets plc	4.500%	10/1/20	16,000	16,101
ConocoPhillips	5.200%	5/15/18	80,000	88,247
EOG Resources Inc.	5.625%	6/1/19	16,100	17,668
4 Motiva Enterprises LLC	5.750%	1/15/20	5,065	5,616
Shell International Finance BV	3.250%	9/22/15	44,000	45,500
Shell International Finance BV	4.375%	3/25/20	38,000	39,313
Statoil ASA	2.900%	10/15/14	19,885	20,602
Suncor Energy Inc.	5.950%	12/1/34	20,700	21,010

Other Industrial (0.2%)
4 Hutchison Whampoa International 03/13 Ltd.	6.500%	2/13/13	50,000	54,361
Snap-On Inc.	6.250%	8/15/11	34,990	35,832

Technology (0.8%)
Cisco Systems Inc.	4.450%	1/15/20	40,000	41,126
Dell Inc.	5.875%	6/15/19	34,840	38,684
Hewlett-Packard Co.	5.500%	3/1/18	29,135	32,402
Hewlett-Packard Co.	3.750%	12/1/20	82,000	78,765
IBM International Group Capital LLC	5.050%	10/22/12	50,000	53,406
International Business Machines Corp.	2.000%	1/5/16	50,000	48,673
International Business Machines Corp.	8.375%	11/1/19	25,000	33,159
International Business Machines Corp.	5.875%	11/29/32	25,000	27,680
Intuit Inc.	5.400%	3/15/12	19,610	20,462
Microsoft Corp.	4.500%	10/1/40	30,765	27,633
Oracle Corp.	4.950%	4/15/13	25,020	27,003
Oracle Corp.	6.125%	7/8/39	18,000	19,534

Transportation (0.5%)
3 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	4/19/22	30,352	31,718
4 ERAC USA Finance LLC	2.250%	1/10/14	15,090	15,064
4 ERAC USA Finance LLC	5.900%	11/15/15	19,500	21,588
4 ERAC USA Finance LLC	7.000%	10/15/37	26,175	28,516
3 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	31,346	35,372
Southwest Airlines Co.	5.750%	12/15/16	32,500	35,118
3 Southwest Airlines Co. 1993-A Pass Through
Trust	7.540%	6/29/15	27,195	30,165
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	20,889	23,134
United Parcel Service Inc.	4.500%	1/15/13	66,475	70,926
United Parcel Service Inc.	4.875%	11/15/40	14,815	13,970
				5,311,659

Utilities (2.5%)
Electric (2.0%)
Alabama Power Co.	4.850%	12/15/12	42,330	45,261
Alabama Power Co.	5.550%	2/1/17	17,650	19,500
Alabama Power Co.	5.700%	2/15/33	15,000	15,504
Ameren Illinois Co.	6.125%	12/15/28	54,000	52,287
Carolina Power & Light Co.	6.300%	4/1/38	14,705	16,792
Commonwealth Edison Co.	5.950%	8/15/16	23,120	26,182
Connecticut Light & Power Co.	5.650%	5/1/18	13,655	15,286
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	20,930	23,617
Consolidated Edison Co. of New York Inc.	5.300%	12/1/16	25,505	28,440
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	11,278	13,677
Dominion Resources Inc.	5.200%	8/15/19	19,250	20,518
Duke Energy Carolinas LLC	5.250%	1/15/18	9,000	9,906
Duke Energy Carolinas LLC	5.100%	4/15/18	18,235	19,982
4 EDP Finance BV	5.375%	11/2/12	40,745	42,062
4 Enel Finance International SA	6.800%	9/15/37	38,515	38,865
Florida Power & Light Co.	5.550%	11/1/17	9,835	11,239
Florida Power & Light Co.	5.650%	2/1/35	50,000	52,592
Florida Power & Light Co.	4.950%	6/1/35	10,000	9,570
Florida Power & Light Co.	5.650%	2/1/37	5,000	5,262
Florida Power & Light Co.	5.950%	2/1/38	39,215	42,990
Florida Power Corp.	6.350%	9/15/37	8,000	8,997
Florida Power Corp.	6.400%	6/15/38	27,055	30,573
Georgia Power Co.	5.400%	6/1/18	38,660	42,767
Midamerican Energy Holdings Co.	6.125%	4/1/36	25,000	26,422
National Rural Utilities Cooperative Finance
Corp.	3.875%	9/16/15	24,125	25,376
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	60,000	66,088
Northern States Power Co.	6.250%	6/1/36	50,000	56,900
NSTAR	4.500%	11/15/19	3,535	3,624
PacifiCorp	5.900%	8/15/34	12,500	13,315
PacifiCorp	6.250%	10/15/37	36,635	40,970
Peco Energy Co.	5.350%	3/1/18	20,545	22,787
Potomac Electric Power Co.	6.500%	11/15/37	25,000	29,036
PPL Energy Supply LLC	6.200%	5/15/16	13,573	14,984
Public Service Electric & Gas Co.	5.300%	5/1/18	25,100	27,799
San Diego Gas & Electric Co.	6.000%	6/1/26	3,600	4,099
South Carolina Electric & Gas Co.	5.800%	1/15/33	9,000	9,334
South Carolina Electric & Gas Co.	6.050%	1/15/38	34,000	36,577
Southern California Edison Co.	6.000%	1/15/34	7,695	8,473
Southern California Edison Co.	5.550%	1/15/37	50,475	52,267
Southern California Edison Co.	5.950%	2/1/38	50,000	54,131
Southern Co.	5.300%	1/15/12	13,300	13,824
Wisconsin Electric Power Co.	4.500%	5/15/13	21,565	22,962
Wisconsin Electric Power Co.	5.700%	12/1/36	17,280	18,054
Wisconsin Public Service Corp.	6.080%	12/1/28	45,000	46,099

Natural Gas (0.4%)
AGL Capital Corp.	6.375%	7/15/16	25,815	29,353
British Transco Finance Inc.	6.625%	6/1/18	50,000	56,049
4 DCP Midstream LLC	6.450%	11/3/36	30,325	30,681
KeySpan Corp.	4.650%	4/1/13	9,000	9,441
National Grid plc	6.300%	8/1/16	30,000	34,276
TransCanada PipeLines Ltd.	3.800%	10/1/20	47,125	45,022
Wisconsin Gas LLC	6.600%	9/15/13	13,100	14,337

Other Utility (0.1%)
UGI Utilities Inc.	5.753%	9/30/16	37,590	41,771

				1,445,920
Total Corporate Bonds (Cost $12,141,276)				12,838,761
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
4 Abu Dhabi National Energy Co.	5.875%	10/27/16	41,140	42,677
4 Austria Government International Bond	2.000%	11/15/12	19,825	20,345
4 CDP Financial Inc.	4.400%	11/25/19	40,000	40,263
4 EDF SA	4.600%	1/27/20	50,000	51,254
Inter-American Development Bank	4.375%	9/20/12	40,000	42,285
International Bank for Reconstruction &
Development	4.750%	2/15/35	40,000	40,274
Japan Finance Organization for Municipalities	4.625%	4/21/15	50,000	54,839
Kreditanstalt fuer Wiederaufbau	7.000%	3/1/13	10,000	11,096
Kreditanstalt fuer Wiederaufbau	1.250%	10/26/15	70,000	67,005
Oesterreichische Kontrollbank AG	4.500%	3/9/15	50,000	54,090
^ Province of British Columbia Canada	4.300%	5/30/13	40,000	42,773
Province of Ontario Canada	1.375%	1/27/14	17,000	16,920
Province of Ontario Canada	4.500%	2/3/15	35,000	37,944
Province of Ontario Canada	4.000%	10/7/19	56,415	57,367
Province of Ontario Canada	4.400%	4/14/20	50,000	51,831
Province of Quebec Canada	4.875%	5/5/14	25,000	27,506
Province of Quebec Canada	5.125%	11/14/16	50,000	55,788
4 Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.500%	9/30/14	14,985	16,053
South Africa Government International Bond	6.500%	6/2/14	21,900	24,392
Total Sovereign Bonds (Cost $719,103)				754,702
Taxable Municipal Bonds (1.6%)
Atlanta GA Downtown Development Authority
Revenue	6.875%	2/1/21	11,505	12,835
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	40,000	40,470
Board of Trustees of The Leland Stanford
Junior University	6.875%	2/1/24	34,745	41,629
Board of Trustees of The Leland Stanford
Junior University	7.650%	6/15/26	29,000	35,325
California GO	5.700%	11/1/21	11,840	11,943
California GO	7.600%	11/1/40	20,000	21,728
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	8,545	8,510
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	21,280	20,830
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	8,970	8,622
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	29,925	31,460
Illinois GO	5.365%	3/1/17	805	808
Illinois GO	5.665%	3/1/18	14,935	14,974
Illinois GO	5.877%	3/1/19	11,945	11,980
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	29,200	28,343
6 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	50,000	47,341
Los Angeles CA Department of Water &
Power Revenue	6.008%	7/1/39	13,645	13,542
Los Angeles CA Unified School District GO	5.750%	7/1/34	55,325	51,914
Louisville & Jefferson County KY Metropolitan
Sewer District Revenue	6.250%	5/15/43	19,000	19,507

Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	21,685	22,153
Massachusetts Development Finance Agency
Revenue (Harvard University)	6.300%	10/1/37	50,675	55,091
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	22,105	22,623
Metropolitan New York Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	9,800	11,182
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	35,285	39,558
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	4,000	4,326
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	15,950	16,023
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	61,100	61,076
[3,4] Ohana Military Communities LLC	5.558%	10/1/36	9,600	8,388
[3,4] Ohana Military Communities LLC	5.780%	10/1/36	16,360	15,011
Oregon Department Transportation Highway
Usertax Revenue	5.834%	11/15/34	25,930	26,033
Oregon GO	5.902%	8/1/38	19,510	19,253
6 Oregon School Boards Association GO	5.528%	6/30/28	50,000	48,316
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	12,735	13,258
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	10,455	10,690
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	11,890	12,377
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	11,700	12,645
University of California Regents Medical
Center Revenue	6.548%	5/15/48	14,820	14,701
University of California Regents Medical
Center Revenue	6.583%	5/15/49	23,785	23,091
University of California Revenue	5.770%	5/15/43	24,325	23,462
Total Taxable Municipal Bonds (Cost $878,613)				881,018
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (5.4%)
Money Market Fund (0.4%)
[7,8] Vanguard Market Liquidity Fund	0.213%		195,267,020	195,267

			Face
			Amount
			($000)
Repurchase Agreements (5.0%)
Banc of America Securities, LLC
Dated 2/28/11, Repurchase Value
$30,700,000, collateralized by Federal
National Mortgage Assn. 6.000%, 2/1/41)	0.200%	3/1/11	30,700	30,700
BNP Paribas Securities Corp.
(Dated 2/28/11, Repurchase Value
$810,005,000, collateralized by Federal
Home Loan Mortgage Corp. 4.500%-
5.500%, 1/1/34-10/1/40 and Federal
National Mortgage Assn. 4.000%-5.000%,
4/1/29-2/1/41)	0.200%	3/1/11	810,000	810,000

Deutsche Bank Securities, Inc.
(Dated 2/28/11, Repurchase Value
$2,015,811,000, collateralized by Federal
Home Loan Mortgage Corp. 3.000%-
7.000%, 4/1/19-2/1/41)	0.200%	3/1/11	2,015,800	2,015,800
				2,856,500
Total Temporary Cash Investments (Cost $3,051,767)				3,051,767
Total Investments (101.7%) (Cost $46,894,742)				57,772,328
Other Assets and Liabilities-Net (-1.7%)[8,9]				(945,426)
Net Assets (100%)				56,826,902

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $190,598,000.
1 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, the aggregate value of these securities was $2,254,802,000, representing 4.0% of net assets.
5 Adjustable-rate security.
6 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
7 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8 Includes $195,267,000 of collateral received for securities on loan.
9 Cash of $5,466,000, has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Wellington Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2011	(3,416)	(406,664)	(573)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Wellington Fund

D. Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund has sold credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At February 28, 2011, the fund had the following open credit default swap contracts:

Credit Default Swaps
				Up-Front	Periodic
				Premium	Premium	Unrealized
			Notional	Received	Received	Appreciation
	Termination		Amount	(Paid)	(Paid)	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	($000)	(%)	($000)
Credit Protection Sold/Moody’s Rating
CDX IG Corp. [2]	12/20/2015	GSI	240,290	(1,481)	1.000	445
CDX IG Corp. [2]	12/20/2015	BOANA	239,710	(1,528)	1.000	394
1 GSI—Goldman Sachs International.

Wellington Fund

BOANA—Bank of America NA.
2 CDX North American Investment Grade Index

At February 28, 2011 counterparties had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	35,655,444	2,337,651	—
U.S. Government and Agency Obligations	—	1,959,567	—
Asset-Backed/Commercial Mortgage-Backed Security	—	293,418	—
Corporate Bonds	—	12,838,761	—
Sovereign Bonds	—	754,702	—
Taxable Municipal Bonds	—	881,018	—
Temporary Cash Investments	195,267	2,856,500	—
Futures Contracts—Liabilities[1]	(374)	—	—
Swap Contracts—Assets	—	839	—
Total	35,850,337	21,922,456	—
1 Represents variation margin on the last day of the reporting period.

F. At February 28, 2011, the cost of investment securities for tax purposes was $46,901,457,000. Net unrealized appreciation of investment securities for tax purposes was $10,870,871,000, consisting of unrealized gains of $11,450,184,000 on securities that had risen in value since their purchase and $579,313,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLINGTON FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2011

VANGUARD WELLINGTON FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 15, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.